Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Office equipment and computer hardware	$124	$99
Furniture and fixtures	109	109

Total property and equipment	233	208
Less accumulated depreciation	(168)	(144)

Property and equipment, net	65	64